Related Party Transactions (Details) - USD ($) $ in Thousands		1 Months Ended		10 Months Ended	12 Months Ended
	Nov. 12, 2020	Dec. 31, 2020	Nov. 30, 2020	Nov. 12, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
Related party transaction		$ 0	$ 0		$ 0
Al Yousuf, LLC
Related Party Transaction [Line Items]
Change in loan payable amount				$ 0
Additional interest accrued during period				0
Amount of loan payable cancelled and recorded in additional paid in capital	$ 2,775
Amount of accrued interest payable cancelled and recorded in additional paid in capital	$ 614
Management fee				0
Amount of receivables waived and recorded in additional paid in capital				$ 16,800
SPI
Related Party Transaction [Line Items]
Capital contribution		$ 17,000
Ownership interest (as percent)		100.00%